Taxation - Current and deferred portion of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense		¥ 19,231	¥ 42,610	¥ 18,516
Deferred income tax benefit	$ (2,480)	(17,263)	(36,901)
Income tax expense	$ 283	¥ 1,968	¥ 5,709	¥ 18,516